Stockholders' Deficit (Details Narrative)				6 Months Ended			12 Months Ended
	Mar. 23, 2018 KRW (₩) shares	Jul. 25, 2017 KRW (₩) shares	Jul. 25, 2017 USD ($) $ / shares shares	Jun. 30, 2018 KRW (₩) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 KRW (₩)	Dec. 31, 2017 KRW (₩) shares	Dec. 31, 2016 KRW (₩)	Mar. 23, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Common stock, shares authorized					300,000,000					300,000,000	300,000,000
Common stock, par value | $ / shares					$ 0.001					$ 0.001	$ 0.001
Common stock, shares issued					22,927,992					22,061,317	245,286
Common stock, shares outstanding					22,927,992					22,061,317	245,286
Common stock voting rights				The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.	The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.		The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.
Number of outstanding warrants to purchase common stock			8,825,000
Warrant expenses | ₩							₩ 620,994,000
Proceeds from private placement | ₩				₩ 557,336,000			2,086,936,000
Gross proceeds from subscriptions | ₩		₩ 2,009,844,000		184,190,000			184,190,000
Number of common stock shares issued		3,530,000	3,530,000
Warrants issued for professional service | ₩							614,350,000
Number of common stock shares issued for services | ₩
USD [Member]
Proceeds from subscriptions | $			$ 2,250,000
Gross proceeds from subscriptions			$ 1,765,000		$ 165,000		₩ 165,000
Investor [Member]
Number of outstanding warrants to purchase common stock					825,000					825,000
Number of common stock shares issued				330,000	330,000		330,000
Consultants [Member]
Common stock, par value | $ / shares										$ 0.001
Number of common stock shares issued for services, shares							2,200,000
Number of common stock shares issued for services | ₩							₩ 1,417,159,000
Subscription Agreement [Member] | Investor [Member]
Common stock, par value | $ / shares			$ 0.001
Number of outstanding warrants to purchase common stock			2.5
Warrant exercise price | $ / shares			$ 0.60
Proceeds from private placement | ₩		₩ 2,250,000
Purchase price of each unit | $ / shares			$ 0.50
Warrants exercisable, term		3 years	3 years
Subscription Agreement [Member] | Accredited Investors [Member]
Common stock, par value | $ / shares									$ 0.001
Number of outstanding warrants to purchase common stock									2.5
Warrants, term	3 years
Warrant exercise price | $ / shares									$ 0.70
Purchase price of each unit | $ / shares									$ 0.60
Number of common stock shares issued	866,675
Number of warrants issued during the period	2,166,688
Gross proceed from warrants | ₩	₩ 520,005
Consulting Agreement [Member] | Peach Management LLC [Member]
Common stock, par value | $ / shares			$ 0.001
Number of outstanding warrants to purchase common stock			1,100,000
Warrants, term		3 years	3 years
Warrant exercise price | $ / shares			$ 0.08
Warrants issued for professional service | ₩		₩ 620,994,000
Exchange and Subscription Agreement [Member] | Consultants [Member]
Common stock, par value | $ / shares					$ 0.001
Number of common stock shares issued for services, shares				2,200,000	2,200,000
Number of common stock shares issued for services | ₩				₩ 1,417,159,000
Capital Stock [Member]
Common stock, shares authorized					300,000,000					300,000,000
Common stock, par value | $ / shares					$ 0.001					$ 0.001
Common stock, shares issued					22,927,992					22,061,317
Common stock, shares outstanding					22,927,992					22,061,317
Blank Check Preferred Stock [Member]
Preferred stock, shares authorized					10,000,000					10,000,000
Preferred stock, par value | $ / shares					$ 0.001					$ 0.001
Preferred stock, shares outstanding
Warrants [Member]
Common stock, par value | $ / shares					$ 0.001					$ 0.001
Number of outstanding warrants to purchase common stock					12,916,688					9,650,000
Warrants, term				3 years	3 years		3 years
Warrant exercise price | $ / shares					$ 0.60					$ 0.60
Warrants One [Member]
Common stock, par value | $ / shares					$ 0.001					$ 0.001
Number of outstanding warrants to purchase common stock					1,100,000					1,100,000
Warrants, term				3 years	3 years		3 years
Warrant exercise price | $ / shares					$ 0.08					$ 0.08
Common Stock [Member]
Number of outstanding warrants to purchase common stock			8,825,000
Number of common stock shares issued for services, shares							2,200,000
Number of common stock shares issued for services | ₩							₩ 2,486,000